SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short term investments
Equity securities with readily determinable fair values	¥ 57	¥ 69
Long term investments
Available-for-sale debt securities	158	175
Property and equipment, impairment loss	32	136
Operating lease right-of-use assets, impairment loss	17	31
Intangible assets, impairment loss	¥ 4	¥ 2
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Long-term investment, impairment loss	¥ 13	¥ 47
Land use rights, impairment loss		13
Assets held for sale, impairment loss		13
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short term investments
Equity securities with readily determinable fair values	57	69
Long term investments
Employee benefit plan assets	8	8
Recurring basis | Significant Unobservable Inputs (Level 3)
Long term investments
Available-for-sale debt securities	158	175
Non-recurring basis
Long term investments
Property and equipment	7	13
Operating lease right-of-use assets	23	47
Long-term investment	158	175
Assets held for sale		583
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Long term investments
Property and equipment	7	13
Operating lease right-of-use assets	23	47
Long-term investment	¥ 158	175
Assets held for sale		¥ 583